INCOME TAX (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current tax
Fiscal year	$ 1,041,454	$ 813,355	$ 346,556
Previous fiscal years	3,967	2,519	6,159
Total current tax	1,045,421	815,874	352,715
Deferred tax
Fiscal year	193,177	360,958	296,535
Total deferred tax	193,177	360,958	296,535
Total tax	$ 1,238,598	$ 1,176,832	$ 649,250